Business Combination - Schedule of Reconciliation of Elements of Business Combination to Consolidated Statement of Cash Flows and Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (Details) - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination [Line Items]
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	$ 463,825	$ 99,800
Net cash contributions from Business Combination		676,863
Kensington
Business Combination [Line Items]
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs		230,128
Cash- PIPE Financing		500,000
Non-cash net assets assumed from Kensington		592
Less: Fair value of assumed common stock warrants (Restated)		109,081
Less: transaction costs and advisory fees for QuantumScape allocated to equity (Restated)		41,664
Less: transaction costs and advisory fees for Kensington (Restated)		11,372
Net Business Combination (Restated)		568,603
Less: non-cash net assets assumed from Kensington		592
Less: transaction costs and advisory fees for QuantumScape allocated to warrants (Restated)		1,245
Add: Non-cash fair value of assumed common stock warrants (Restated)		109,081
Add: accrued transaction costs and advisor fees		1,016
Net cash contributions from Business Combination		$ 676,863